INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Gross carrying amount
Balance at beginning of period	$8,163	$10,693
Additions	121	409
Dispositions	(1)	(3,182)
Acquisitions through business combinations	11	—
Foreign currency translation	(436)	243
Balance at end of period	$7,858	$8,163
Accumulated amortization
Balance at beginning of period	$(1,232)	$(1,398)
Amortization and impairment expense	(298)	(711)
Dispositions	1	929
Foreign currency translation	82	(52)
Balance at end of period	$(1,447)	$(1,232)
Net book value	$6,411	$6,931
Included within intangible assets are customer relationship intangible assets pertaining to continuing relationships with many of the company’s customers that contribute to the revenues and cash flows generated by the company’s respective operations. The company has recognized customer relationships from the acquisition of its dealer software and technology services operation in 2022. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach and have a carrying value of $3.1 billion as at June 30, 2024 with a remaining useful life of 13 years.